Stockholders' Equity - Additional Information (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common stock, voting right	One vote for each share of common stock	One vote for each share of common stock
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Equity [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	2,920,078	2,899,165
Common stock, shares outstanding	2,920,078	2,899,165
Warrants, issued	23,000,000	23,000,000
Common stock, shares issued and outstanding subject to possible redemption	66,079,922	66,100,835
Common Class B [Member]
Equity [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,250,000	17,250,000	17,250,000
Common stock, shares outstanding	17,250,000	17,250,000	17,250,000